Intangible assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets

10	Intangible assets

	Goodwill € '000s	Customer databases € '000s	Brands € '000s	Licenses and intellectual property € '000s	Exclusive license rights € '000s	Marketing and data analytics know-how € '000s	Acquired technology € '000s	Internally-generated software development costs € '000s	Total € '000s
Cost
At January 1, 2023	61,553	39,675	75,393	6,328	55,000	128,143	28,986	53,334	448,412
Arising in business combinations	88,175	5,733	—	32,574	—	—	21,546	—	148,028
Disposals	—	—	—	(890)	—	—	(26,032)	(1,766)	(28,688)
Transfer from WIP	—	—	—	918	—	—	—	(918)	—
Additions	—	—	381	3,770	—	—	343	44,902	49,396
Transfer to assets held for sale	(18,587)	(3,913)	(386)	(249)	—	—	(4,658)	—	(27,793)
Effects of movements in exchange rates	(1,066)	184	246	(1,179)	—	36	(519)	(499)	(2,797)
At December 31, 2023	130,075	41,679	75,634	41,272	55,000	128,179	19,666	95,053	586,558
Disposals	—	(9,014)	—	(17,111)	—	(79,561)	(10,410)	(29,019)	(145,115)
Additions	—	—	—	628	—	—	—	72,612	73,240
Effects of movements in exchange rates	5,445	634	497	1,662	—	72	662	1,345	10,317
At December 31, 2024	135,520	33,299	76,131	26,451	55,000	48,690	9,918	139,991	525,000

Accumulated amortization and impairment
At January 1, 2023	—	25,346	24,939	3,085	55,000	71,382	26,358	16,073	222,183
Amortization charge for the year	—	10,456	7,477	5,043	—	27,745	3,614	14,741	69,076
Disposals	—	—	—	(890)	—	—	(25,633)	(428)	(26,951)
Transfer to assets held for sale	—	(978)	(14)	(124)	—	—	(291)	—	(1,407)
Impairment charge for the year	35,949	—	—	336	—	—	—	8	36,293
Effects of movements in exchange rates	(789)	7	2	(134)	—	22	(38)	(16)	(946)
At December 31, 2023	35,160	34,831	32,404	7,316	55,000	99,149	4,010	30,378	298,248
Amortization charge for the year	—	5,408	7,468	4,816	—	21,711	1,519	22,796	63,718
Disposals	—	(9,014)	—	(15,625)	—	(79,561)	(10,410)	(22,295)	(136,905)
Impairment charge for the year	7,034	141	—	10,276	—	—	8,860	9,219	35,530
Effects of movements in exchange rates	2,425	517	13	244	—	176	207	(161)	3,421
At December 31, 2024	44,619	31,883	39,885	7,027	55,000	41,475	4,186	39,937	264,012

Net Book Value
At December 31, 2023	94,915	6,848	43,230	33,956	—	29,030	15,656	64,675	288,310
At December 31, 2024	90,901	1,416	36,246	19,424	—	7,215	5,732	100,054	260,988
The Group capitalized €18.4 million of staff expenses to Internally-generated software development costs in the year ended December 31, 2024 (2023: €19.3 million).